Fee income from financial services, net	12 Months Ended
Dec. 31, 2024
Fee Income From Financial Services [Abstract]
Fee income from financial services, net
20.
Fee income from financial services, net
(a)
For the years ended December 31, 2024, 2023 and 2022, this caption is comprised of the following:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)
Income
Performance obligations at a point in time:
Accounts maintenance, carriage, transfers, and debit and credit card fees	755,432	747,568	705,188
Income from services (acquirer and issuer role) (b)	733,885	738,177	523,313
Banking service fees	196,985	208,420	248,175
Brokerage and custody services	8,116	5,811	5,836
Others	30,370	36,393	34,438

Performance obligations over time:
Funds management	158,928	137,137	153,948
Contingent loans fees	67,045	68,355	70,038
Collection services	55,978	60,648	60,931
Others	18,694	28,757	40,168
Total (d)	2,025,433	2,031,266	1,842,035

Expenses
Expenses for services (acquirer and issuer role) (b)	(343,038)	(339,846)	(238,997)
Credit cards	(177,492)	(199,464)	(164,722)
Credit card processing commissions	(103,838)	(85,741)	(56,845)
Local banks fees	(71,564)	(58,956)	(50,192)
Credit life insurance premiums	(71,239)	(71,796)	(97,378)
Digital services fees	(53,857)	(19,451)	(16,756)
Foreign banks fees	(25,778)	(26,285)	(24,920)
Registry expenses	(1,865)	(1,466)	(2,046)
Brokerage and custody services (c)	(780)	(675)	(961)
Others	(33,039)	(49,124)	(51,832)
Total	(882,490)	(852,804)	(704,649)
Net	1,142,943	1,178,462	1,137,386

(b)
Corresponds to the management and operation of the shared service of transaction processing of credit and debit cards, for clients of Izipay since April 2022, the month in which Izipay became a Subsidiary of IFS.
(c)
Fee income by geographic distribution for the years ended December 31, 2024, 2023 and 2022 is presented below:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)
Country
Peru	1,919,295	1,931,303	1,720,865
Panama	106,138	99,963	121,170
Total	2,025,433	2,031,266	1,842,035